Property, plant and equipment - Disclosure of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 905.2
Ending balance		1,342.1	$ 905.2
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,838.3	10,387.2
Capital expenditures		140.9	57.2
Business acquisition		32.9
Dispositions		0.1	(0.1)
Transfer to assets held for sale			423.0
Change in decommissioning liability	[1]	62.3	(29.0)
Derecognition on acquisition		(545.8)
Ending balance		10,528.7	10,838.3
Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,942.6)	(8,708.3)
Depletion and depreciation		116.3	122.1
Impairments		19.5	766.2
Transfer to assets held for sale			346.0
Impairment reversal		(338.0)
Derecognition on acquisition		(545.8)
Ending balance		(9,194.6)	(9,942.6)
Oil and gas assets/Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		895.7
Ending balance		1,334.1	895.7
Oil and gas assets/Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,662.5	10,211.6
Capital expenditures		140.2	57.0
Business acquisition		32.9
Dispositions		0.1	(0.1)
Transfer to assets held for sale			423.0
Change in decommissioning liability	[1]	62.3	(29.0)
Derecognition on acquisition		(545.8)
Ending balance		10,352.2	10,662.5
Oil and gas assets/Facilities [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,766.8)	(8,558.2)
Depletion and depreciation		115.6	115.1
Impairments		19.5	747.5
Transfer to assets held for sale			346.0
Impairment reversal		(338.0)
Derecognition on acquisition		(545.8)
Ending balance		(9,018.1)	(9,766.8)
Corporate assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		175.8	175.6
Capital expenditures		0.7	0.2
Ending balance		176.5	175.8
Corporate assets [member] | Accumulated depletion, depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(175.8)	(150.1)
Depletion and depreciation		0.7	7.0
Impairments			18.7
Ending balance		$ (176.5)	$ (175.8)

[1]	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.